Investment in Associates and Joint Ventures - Summary of Condensed Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Jun. 30, 2019	Oct. 31, 2018	Sep. 30, 2018	Jul. 31, 2018
ASSETS
Other assets, net	$ 16,872		$ 15,596
Total assets	1,405,442		1,334,903		$ 1,292,504
LIABILITIES
Other liabilities	21,687		19,174
Total liabilities	1,319,060		1,254,863
Stockholders' equity	86,382		80,040		$ 77,687
Total liabilities and stockholders' equity	$ 1,405,442		$ 1,334,903
TD Ameritrade [member]
ASSETS
Receivables from brokers, dealers, and clearing organizations		$ 2,349		$ 1,809
Receivables from clients, net		27,514		29,773
Other assets, net		24,406		17,811
Total assets		54,269		49,393
LIABILITIES
Payable to brokers, dealers, and clearing organizations		4,237		3,923
Payable to clients		32,451		30,126
Other liabilities		6,372		4,809
Total liabilities		43,060		38,858
Stockholders' equity		11,209		10,535
Total liabilities and stockholders' equity		$ 54,269		$ 49,393